Accrued Expenses	12 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Accrued Expenses
9.	Accrued Expenses

Accrued expenses consist of the following:

	September 30, 2017	September 24, 2016
Direct costs of sales	$6,038	$7,530
Interest payable - cash	4,116	2,679
Accrued corporate cost expenses	2,257	1,914
Interest payable – payment in kind	664	381
Asset retirement obligations	40	—
Other creditors	5,004	4,974
	$18,119	$17,478